Financial Instruments and Risks Management - Derivative Fair value by maturity schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments and Risks
Derivative fair value asset (liability), net	R$ (1,818,941)	R$ (1,142,766)
Not later than one year
Financial Instruments and Risks
Derivative fair value asset (liability), net	(633,644)	(244,069)
Later than one year and not later than two years
Financial Instruments and Risks
Derivative fair value asset (liability), net	98,850	(180,333)
Later than two years and not later than three years
Financial Instruments and Risks
Derivative fair value asset (liability), net	(154,734)	87,851
Later than three years and not later than four years
Financial Instruments and Risks
Derivative fair value asset (liability), net	185,209	83,692
Later than four years and not later than five years
Financial Instruments and Risks
Derivative fair value asset (liability), net	(197,718)	80,052
Later than five years and not later than six years
Financial Instruments and Risks
Derivative fair value asset (liability), net	(606,827)	82,963
Later than six years and not later than seven years [Member]
Financial Instruments and Risks
Derivative fair value asset (liability), net		(486,958)
later than six years
Financial Instruments and Risks
Derivative fair value asset (liability), net	R$ (510,077)
Later than seven years
Financial Instruments and Risks
Derivative fair value asset (liability), net		R$ (565,964)